Note P - Equity - Valuation Assumptions for Warrants (Details) - Referral Fee Warrants [Member]	Dec. 31, 2022	Dec. 31, 2021
Measurement Input, Risk Free Interest Rate [Member]
Weighted average risk-free interest rate	0.0370	0
Measurement Input, Exercise Price [Member]
Weighted average risk-free interest rate	3.00	0
Measurement Input, Expected Term [Member]
Weighted average risk-free interest rate	5	0
Measurement Input, Price Volatility [Member]
Weighted average risk-free interest rate	1.0860	0